Investment Risks - American Century ETF Trust	May 05, 2026
Avantis U.S. Core Equity ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk — The value of equity securities, may fluctuate due to changes in investor perception of a specific issuer, changes in the general condition of the stock market, or occurrences of political or economic events that affect equity issuers and the market. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
•Fund of Funds Risk — The fund’s performance and risks reflect the performance and risks of the underlying funds in which it invests. Shareholders will indirectly bear the expenses of the underlying funds, thereby absorbing duplicative levels of fees with respect to investments in the underlying funds. An increase in fees and expenses of an underlying fund or a reallocation of the fund’s investments to underlying funds with higher fees or expenses will increase the fund’s total expenses. The fund’s investment in other funds advised by American Century Investments may create a conflict of interest for the fund’s advisor.
•ETF Risk — ETF shares are based on market price rather than net asset value (NAV), as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares.

Avantis U.S. Core Equity ETF | Small-Cap Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small-Cap Stock Risk — Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. These securities may trade less frequently and in more limited volumes than larger companies’ securities, leading to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions.
Avantis U.S. Core Equity ETF | Investment Process Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Process Risk — Stocks selected by the portfolio managers may perform differently than expected due to the portfolio managers’ judgments regarding the factors used, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the investment process (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the investment process will result in effective investment decisions for the fund.
Avantis U.S. Core Equity ETF | In-Kind Seeding Risk Member
Prospectus [Line Items]
Risk [Text Block]	In-Kind Seeding Risk — The fund expects to acquire its initial portfolio through in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Internal Revenue Code (the Code). If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the fund would not take a carryover tax basis in the applicable contributed securities and may incorrectly calculate and report to shareholders the amount and/or character of gain or loss recognized to those applicable investors on the subsequent disposition of such securities by the fund. Additionally, investments in the fund may be less tax-efficient than an investment in other ETFs because a significant portion of the fund's initial portfolio may consist of securities with a low tax basis. As a result, the fund may realize higher amounts of realized gains when selling securities and may be required to distribute capital gains even in the initial year of the fund's operations.
•Seed Contributor Tax Risk — Future changes in the Code or regulations and/or future interpretations by the IRS applicable to Section 351 could impact the tax treatment of such contributions. Investors considering making in-kind contributions to the fund are urged to consult their own tax advisors.

Avantis U.S. Core Equity ETF | Cash Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk — The fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees and taxes will be higher than if the fund sold and redeemed shares in-kind.
Avantis U.S. Core Equity ETF | Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Style Risk — If at any time the market is not favoring the fund’s investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
Avantis U.S. Core Equity ETF | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk — The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the fund. Any of these factors, among others, may lead to the fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The portfolio managers cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Avantis U.S. Core Equity ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
Avantis U.S. Core Equity ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk — Only an authorized participant may engage in creation or redemption transactions directly with the fund. The fund may have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the fund and no other authorized participant is able to step forward to process creation and/or redemption orders, fund shares may trade at a discount to net asset value (NAV) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.
Avantis U.S. Core Equity ETF | Price Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Price Volatility Risk — The value of the fund’s shares may fluctuate significantly in the short term.
Avantis U.S. Core Equity ETF | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder Risk — Certain shareholders, including seed investors or other funds advised by the advisor, may from time to time own a substantial amount of the shares of the fund. In addition, a third party investor, the advisor or an affiliate of the advisor, an authorized participant, a market maker, or another entity may invest in the fund and hold its investment for a limited period of time solely to facilitate commencement of the fund or to facilitate the fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the fund would be maintained at such levels or that the fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the fund, including causing the fund to incur transaction costs or realize capital gains. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the NYSE Arca, Inc. and may, therefore, have a material upward or downward effect on the market price of the shares.
Avantis U.S. Core Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Avantis U.S. Core Equity ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
American Century Core Plus Income ETF | Cash Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk — The fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees and taxes will be higher than if the fund sold and redeemed shares in-kind.
American Century Core Plus Income ETF | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk — The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the fund. Any of these factors, among others, may lead to the fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The portfolio managers cannot predict whether shares will trade above (premium), below (discount) or at NAV.
American Century Core Plus Income ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the issuers whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
American Century Core Plus Income ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk — Only an authorized participant may engage in creation or redemption transactions directly with the fund. The fund may have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the fund and no other authorized participant is able to step forward to process creation and/or redemption orders, fund shares may trade at a discount to net asset value (NAV) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.
American Century Core Plus Income ETF | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder Risk — Certain shareholders, including other funds advised by the advisor, may from time to time own a substantial amount of the shares of the fund. In addition, a third party investor, the advisor or an affiliate of the advisor, an authorized participant, a market maker, or another entity may invest in the fund and hold its investment for a limited period of time solely to facilitate commencement of the fund or to facilitate the fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the fund would be maintained at such levels or that the fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the NYSE Arca, Inc. and may therefore have a material upward or downward effect on the market price of the shares.
American Century Core Plus Income ETF | Interest Rate Risk1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund is more susceptible to interest rate changes than funds that have shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.
American Century Core Plus Income ETF | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.
American Century Core Plus Income ETF | High-Yield Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Risk — Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic down turn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations. High-yield securities are speculative.
American Century Core Plus Income ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk — Foreign securities have certain unique risks, such as currency risk, social, political and economic risk, and foreign market and trading risk. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
American Century Core Plus Income ETF | Emerging Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Market Risk — Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets. Additionally, certain jurisdictions do not provide the PCAOB with sufficient access to inspect audit work papers and practices, or otherwise do not cooperate with U.S. regulators, potentially exposing investors in U.S. capital markets to significant risks.
American Century Core Plus Income ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk — The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk. Derivatives used for hedging or risk management may not operate as intended, may expose the fund to other risks, and may be insufficient to protect the fund from the risks they were intended to hedge. In addition, derivatives can create economic leverage in the fund’s portfolio, which may result in significant volatility and cause the fund to participate in losses (as well as gains) in an amount that exceeds the fund’s initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.
Futures contracts may experience dramatic price changes and imperfect correlations between the price of the contract and the underlying security, index or currency.
Swap agreements subject a fund to the risk that the counterparty to the transaction may not meet its obligations. The fund also bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. Swap agreements may also be considered illiquid.
Foreign currency forward contracts and other derivatives contracts on foreign currencies involve a risk of loss if currency exchange rates move against the fund’s position.

American Century Core Plus Income ETF | Bank Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Bank Loan Risk — The market for bank loans may not be highly liquid and the fund may have difficulty selling them. Bank loans may not be considered securities, thus the fund may not be afforded anti-fraud protections available under the federal securities laws. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the fund may hold cash or sell investments.
American Century Core Plus Income ETF | Collateralized Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateralized Obligations Risk — Collateralized obligations, such as collateralized loan obligations (CLOs), are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of collateralized obligations may be affected by, among other things, changes in the market value of the underlying assets held by the collateralized obligation, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, and prices and interest rates of underlying assets. Lower rated tranches of such debt are subject to a higher risk of total loss and deferral or nonpayment of interest than the more senior tranches to which they are subordinated. Some of the collateralized obligations in which the fund invests may be covenant-lite loans. Covenant-lite loans contain fewer or less restrictive constraints on the borrower. The fund may have fewer rights against a borrower and an accompanying greater risk of loss when it invests in covenant-lite loans.
American Century Core Plus Income ETF | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk — The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price and more like a debt security when the underlying stock price is low relative to the conversion price. Contingent convertible securities (sometimes referred to as CoCos or Additional Tier 1 Instruments) are subject to additional risks. Under certain circumstances, CoCos may be subject to automatic write-down of the principal amount or value of the securities, sometimes to zero, thereby cancelling the securities. If such an event occurs, the fund may not have any rights to repayment of the principal amount of the securities that has not become due. Additionally, the fund may not be able to collect interest payments or dividends on such securities. CoCos are often rated below investment grade and are subject to the risks of high-yield securities.
American Century Core Plus Income ETF | Preferred Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Preferred Securities Risk — Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to a company’s other debt which subjects them to greater credit risk . Generally, holders of preferred securities have no voting rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities and may have less upside potential than common stock.
American Century Core Plus Income ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk — If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties.
American Century Core Plus Income ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — During periods of market turbulence or unusually low trading activity, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.
American Century Core Plus Income ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Portfolio Turnover Risk — The fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities.
American Century Core Plus Income ETF | Prepayment And Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment and Extension Risk — The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar duration that invest less heavily in mortgage and asset-backed securities. Conversely, an issuer may exercise its right to pay principal on an obligation held by the fund later than expected (extend the obligation) especially in periods of rising interest rates. These events may lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.
American Century Core Plus Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
American Century Core Plus Income ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.